Concorde Funds, Inc.
                            1500 Three Lincoln Centre
                                5430 LBJ Freeway
                               Dallas, Texas 75240


                                December 11, 1995



   VIA EDGAR SYSTEM

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, DC  20549

             Re:  Concorde Funds, Inc.
                  File Nos. 33-17423 and 811-5339
                  Rule 497(j) Certification

   Ladies & Gentlemen:

             The undersigned officer of Concorde Funds, Inc. (formerly Concorde Value Fund, Inc.) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

             (1) that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 11 to Form N-1A Registration Statement filed by the Fund on December 4, 1995, which is the most recent amendment to such registration statement; and

             (2) that the text of Post-Effective Amendment No. 11 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on December 4, 1995.

                                 Very truly yours,

                                 CONCORDE FUNDS, INC.


                                 By:  /s/ Elizabeth L. Foster
                                      Elizabeth L. Foster, Secretary